Summary of Significant Accounting Policies (Details 1) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Dilutive	0	0	0	0
Anti Dilutive	2,089,367	0	1,389,546	0